Summarized financial position and profit or loss of ANN (Details) (Parenthetical) - INR (₨) ₨ in Thousands			3 Months Ended	12 Months Ended
	Jun. 18, 2024	Sep. 28, 2012	Jun. 18, 2024	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
InvestmentInJointVentureLineItems [Line Items]
Depreciation expense				₨ 50,557	₨ 40,771	₨ 20,336
Adventure and Nature Network Pvt. Ltd. [member]
InvestmentInJointVentureLineItems [Line Items]
Precentage of group's carrying amount of the investment	50.00%	50.00%			50.00%
Depreciation expense